Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of intangible assets, net

	December 31, 2019	December 31, 2020
	RMB	RMB
Customer relationships	—	3,300
Trade names	—	4,822
Technologies	—	17,833
Total Intangible assets	—	25,955
Less: accumulated amortization - Customer relationships	—	(1,100)
accumulated amortization – Trade names	—	(487)
accumulated amortization - Technologies	—	(2,547)
Intangible assets, net	—	21,821